TAXATION - Schedule of Reconciliation Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax at expected tax rate of zero percent	$ 0	$ 0	$ 0
Foreign statutory tax rates differential		(1,374)	7,825
Non-deductible expenses		245	60
Permanent differences, net		(1,453)	0
Other		(278)	(31)
Income tax (benefit) expense for the year	$ (10)	$ (2,860)	$ 7,854
Percentage
Income taxes at domicile statutory tax rate (Bermuda)	0.00%
Total	0.00%
UK
Amount
Foreign statutory tax rates differential	$ 539
Depreciation and amortization	720
Share based payment awards	(514)
Other	$ (377)
Percentage
Foreign statutory tax rates differential	0.40%
Depreciation and amortization	0.60%
Share based payment awards	(0.40%)
Other	(0.30%)
Malta
Amount
Foreign statutory tax rates differential	$ (549)
Other	$ 89
Percentage
Foreign statutory tax rates differential	(0.40%)
Other	0.10%
Other foreign jurisdictions
Amount
Foreign statutory tax rates differential	$ 82
Percentage
Foreign statutory tax rates differential	0.00%